Taxation (Tables)	12 Months Ended
Dec. 31, 2017
Taxation
Schedule of income tax expenses and benefits

	For the year ended December 31,
	2015			2016			2017
	Overseas entities	PRC entities	Total	Overseas entities	PRC entities	Total	Overseas entities	PRC entities	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Income/(loss) before income tax expenses	3,637	(325,820)	(322,183)	2,606	(515,768)	(513,162)	10,593	(587,062)	(576,469)
Current income tax expenses	5,005	—	5,005	1,926	—	1,926	4,669	—	4,669
Deferred income tax benefit	—	(102)	(102)	(199)	(111)	(310)	(224)	(103)	(327)

Income tax expenses/(benefit)	5,005	(102)	4,903	1,727	(111)	1,616	4,445	(103)	4,342

Schedule of combined effects of income tax exemption and reduction available to the Group

The combined effects of the income tax exemption and reduction available to the Group are as follows (in thousands, except per share data):

	Year Ended December 31,
	2015	2016	2017
Tax holiday effect	—	1,095	1,669
Basic and diluted loss per share effect	—	0.01	0.01

Schedule of reconciliation of differences between PRC statutory tax rate and effective tax rate

	As of December 31,
	2015	2016	2017
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect on tax rates in different tax jurisdiction	(6.80)%	(0.31)%	(0.37)%
Effect on tax holiday	0.00%	0.21%	0.29%
Changes in valuation allowance	(15.00)%	(17.29)%	(12.86)%
Permanent book-tax differences—non-deductible expenses	(4.70)%	(7.92)%	(12.81)%

Effective tax rate	(1.50)%	(0.31)%	(0.75)%

Schedule of significant components of deferred tax assets and deferred tax liabilities

	As of December 31,
	2016	2017
	RMB	RMB
Deferred tax assets
Tax loss carryforwards	91,866	162,281
Accruals and other liabilities	1,553	2,301
Advertising expenses carryforwards	57,701	60,668
Defined benefits liabilities	161	381

Total deferred tax assets	151,281	225,631
Less: Valuation allowance	(151,125)	(225,250)

Total deferred tax assets, net	156	381

	As of December 31,
	2016	2017
	RMB	RMB
Deferred tax liabilities
Intangible assets from business acquisitions	226	124

Total deferred tax liabilities	226	124

Schedule of movement of valuation allowance
	For the year ended December 31,
	2016	2017
	RMB	RMB
Balance at beginning of the year	(62,421)	(151,125)
Current period addition	(88,704)	(74,125)

Balance at end of the year	(151,125)	(225,250)